Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,602,095.00

Principal:
Principal Collections	$18,816,428.94
Prepayments in Full	$8,329,990.31
Liquidation Proceeds	$277,810.82
Recoveries	$141,709.50
Sub Total	$27,565,939.57
Collections	$29,168,034.57

Purchase Amounts:
Purchase Amounts Related to Principal	$440,272.51
Purchase Amounts Related to Interest	$2,137.48
Sub Total	$442,409.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,610,444.56

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,610,444.56
Servicing Fee	$488,392.21	$488,392.21	$0.00	$0.00	$29,122,052.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,122,052.35
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,122,052.35
Interest - Class A-3 Notes	$297,290.52	$297,290.52	$0.00	$0.00	$28,824,761.83
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$28,687,598.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,687,598.83
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$28,609,865.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,609,865.91
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$28,553,039.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,553,039.91
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$28,480,691.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,480,691.99
Regular Principal Payment	$26,017,774.13	$26,017,774.13	$0.00	$0.00	$2,462,917.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,462,917.86
Residual Released to Depositor	$0.00	$2,462,917.86	$0.00	$0.00	$0.00
Total		$29,610,444.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,017,774.13
Total					$26,017,774.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,017,774.13	$51.58	$297,290.52	$0.59	$26,315,064.65	$52.17
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$26,017,774.13	$16.16	$641,360.36	$0.40	$26,659,134.49	$16.56

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$336,555,307.07	0.6672389	$310,537,532.94	0.6156573
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$552,555,307.07	0.3432234	$526,537,532.94	0.3270623

Pool Information
Weighted Average APR	3.324%	3.319%
Weighted Average Remaining Term	35.55	34.78
Number of Receivables Outstanding	40,597	39,592
Pool Balance	$586,070,654.91	$557,804,128.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$552,978,539.85	$526,537,532.94
Pool Factor	0.3501929	0.3333029

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$31,266,595.45
Targeted Overcollateralization Amount	$31,266,595.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,266,595.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		130	$402,023.94
(Recoveries)		93	$141,709.50
Net Loss for Current Collection Period			$260,314.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5330%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5718%
Second Prior Collection Period			0.4187%
Prior Collection Period			0.9061%
Current Collection Period			0.5462%
Four Month Average (Current and Prior Three Collection Periods)			0.6107%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,822	$9,072,445.84
(Cumulative Recoveries)			$969,237.78
Cumulative Net Loss for All Collection Periods			$8,103,208.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4842%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,373.74
Average Net Loss for Receivables that have experienced a Realized Loss			$2,120.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.57%	507	$8,769,890.45
61-90 Days Delinquent	0.28%	73	$1,560,863.23
91-120 Days Delinquent	0.05%	14	$263,606.64
Over 120 Days Delinquent	0.11%	32	$603,889.12
Total Delinquent Receivables	2.01%	626	$11,198,249.44

Repossession Inventory:
Repossessed in the Current Collection Period		39	$755,787.15
Total Repossessed Inventory		70	$1,458,314.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2885%
Prior Collection Period			0.2759%
Current Collection Period			0.3006%
Three Month Average			0.2883%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer